Trade and Other Receivables - Summary of Expected Credit Loss Allowance for Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
At 1 January	$ 140	$ 133	$ 153
Translation adjustment	(5)	5	(1)
Disposed of during year	(1)	(4)	(34)
Written off during year	(14)	(23)	(29)
Arising on acquisition (note 30)	1		1
Net remeasurement of expected credit loss allowance	10	29	43
At 31 December	$ 131	$ 140	$ 133